Schedule of Restatement of Prior Period Information (Details)	3 Months Ended			6 Months Ended
	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2021 CAD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2021 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Research and development costs		$ 165,592				$ 314,655
General and administration costs	$ 2,198,820	24,554		$ 3,607,993		255,865
Total expenses		190,146				570,520
Operating loss	(3,932,375)	(190,146)		(6,217,184)		(570,520)
Interest expense		(45,788)				(61,511)
Loss on extinguishment of debt						(25,234)
Non Operating Expenses	67,166	(45,788)		(34,240)		(86,745)
Loss for the period	(3,865,209)	(235,934)		(6,251,424)	$ 228,929	(657,265)
Foreign currency translation adjustment		133,486				168,826
Comprehensive loss for the period	$ (3,865,209)	$ (102,448)		$ (6,251,424)		$ (488,439)
Loss per share - basic and diluted | $ / shares	$ (0.24)	$ (0.30)		$ (0.40)		$ (0.84)
Weighted average number of shares outstanding - basic and diluted | shares	15,788,827	771,962	771,962	15,547,497		773,175	773,175
Depreciation and amortization						$ 7,629
Accrued interest expense						61,511
Amounts receivable				$ (14,592)		17,687
Accounts payable and accrued liabilities				48,355		354,116
Net cash from operating activities				(4,334,808)		(216,322)
Proceeds from issuance of convertible loans						215,710
Proceeds from receipt of short-term loans						26,007
Net cash from financing activities				(4,952,192)		241,717
Decrease in cash				(9,287,000)		25,395
Effect of changes in foreign exchange						(40,691)
Cash, beginning of the period				57,268,685	5,953	21,249
Cash, end of the period	$ 47,981,685	$ 5,953		47,981,685	57,268,685	$ 5,953
Previously stated [member]
IfrsStatementLineItems [Line Items]
Research and development costs			$ 203,431				$ 386,554
General and administration costs			30,166				314,329
Total expenses			233,597				700,883
Operating loss			(233,597)				(700,883)
Interest expense			(56,251)				(75,566)
Loss on extinguishment of debt							(31,000)
Non Operating Expenses			(56,251)				(106,566)
Loss for the period			(289,848)				(807,449)
Foreign currency translation adjustment			163,988				207,403
Comprehensive loss for the period			$ (125,860)				$ (600,046)
Loss per share - basic and diluted | $ / shares			$ (0.37)				$ (1.04)
Weighted average number of shares outstanding - basic and diluted | shares		771,962	771,962			773,175	773,175
Depreciation and amortization							$ 9,372
Accrued interest expense							75,566
Amounts receivable							21,728
Accounts payable and accrued liabilities							435,032
Net cash from operating activities							(265,751)
Proceeds from issuance of convertible loans							265,000
Proceeds from receipt of short-term loans							31,950
Net cash from financing activities							296,950
Decrease in cash							31,199
Effect of changes in foreign exchange							(49,989)
Cash, beginning of the period							26,104
Cash, end of the period			$ 7,314				$ 7,314
Foreign Currency Translation [Member]
IfrsStatementLineItems [Line Items]
Research and development costs		$ (37,839)				$ (71,899)
General and administration costs		(5,612)				(58,464)
Total expenses		(43,451)				(130,363)
Operating loss		43,451				130,363
Interest expense		10,463				14,055
Loss on extinguishment of debt						5,766
Non Operating Expenses		10,463				19,821
Loss for the period		53,914				150,184
Foreign currency translation adjustment		(30,502)				(38,577)
Comprehensive loss for the period		$ 23,412				$ 111,607
Loss per share - basic and diluted | $ / shares		$ 0.07				$ 0.20
Weighted average number of shares outstanding - basic and diluted | shares
Depreciation and amortization						$ (1,743)
Accrued interest expense						(14,055)
Amounts receivable						(4,041)
Accounts payable and accrued liabilities						(80,916)
Net cash from operating activities						49,429
Proceeds from issuance of convertible loans						(49,290)
Proceeds from receipt of short-term loans						(5,943)
Net cash from financing activities						(55,233)
Decrease in cash						(5,804)
Effect of changes in foreign exchange						$ 9,298
Cash, beginning of the period				(4,855)
Cash, end of the period	$ (1,361)			$ (1,361)	$ (4,855)